UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09303

Kinetics Mutual Funds, Inc.
(Exact name of registrant as specified in charter)

16 New Broadway, Sleepy Hollow, NY 10591
(Address of principal executive offices) (Zip code)

Andrew M. Fishman
16 New Broadway
Sleepy Hollow, NY 10591
(Name and address of agent for service)

Registrant's telephone number, including area code: 1-646-495-7347

Date of fiscal year end: 12/31

Date of reporting period: 07/01/06 – 06/30/07

Item 1. Proxy Voting Record.

The funds of Kinetics Mutual Funds, Inc. are feeder funds that hold shares in the master portfolios of Kinetics Portfolios Trust (the “Trust”). For the voting record of the Trust’s master portfolios, please see form N-PX filed on Edgar on August 21, 2007 by Kinetics Portfolios Trust, CIK # 0001113229.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Kinetics Mutual Funds, Inc.

By (Signature and Title)* /s/ Peter B. Doyle
Peter B. Doyle
President - Principal Executive Officer

Date August 29, 2007
* Print the name and title of each signing officer under his or her signature.